Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment

	December 31, 2025	December 31, 2024
Manufacturing equipment	$641	$585
Furniture and equipment	10,371	10,410
Leasehold improvements	11,034	8,043
Computers and software	44,917	37,993
	66,963	57,031

Less—accumulated depreciation	(44,754)	(40,036)
	$22,209	$16,995